Intangible Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about intangible assets [abstract]
increase in value of intangible assets corresponds to Acquisition	€ 292,000
Impairment of assets	€ 0